Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill			$ 97	$ 97
Amortization of intangible assets	$ 3	$ 3	6	6
Indefinite lived intangible assets			$ 26	$ 26